J. & W. Seligman & Co.
                                  Incorporated




                                                     May 1, 2001



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman Value Fund Series, Inc. (the "Fund")
      Post-Effective Amendment No. 9
      File No. 333-20621 and 811-08031

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 27, 2001.

     If you have any questions, please do not hesitate to call me at (212) 850-1375.


                                                     Very truly yours,

                                                     /s/Jennifer G. Muzzey

                                                     Jennifer G. Muzzey
                                                     Legal Assistant
                                                     Law & Regulation

JGM/jgm

           100 Park Avenue o New York, New York 10017 o (212) 850-1864